Intangible assets, net (Details 2) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
2024	¥ 246
2025	246
2026	246
2027	246
2028	246
Thereafter	533
Total	¥ 1,763	¥ 1,808